Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Key Management	The compensation paid or payable to key management for employee services, including amortization of share based payments, is shown in the table below. In 2020, the salaries and other short-term employee benefits paid or payable to key management are $6,364 (2019 - $5,779), which is included in total employee benefits of $30,728 (2019 - $29,202) recognized in general and administrative expenses, employee benefit plan expenses and share-based compensation expenses in the statement of operations.

	2020	2019

Salaries and other short-term employee benefits	$6,364	$5,779
Employee benefit plan	337	301
Share based payments	8,468	8,643
Termination benefits	—	900
	$15,169	$15,623